CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Details
Net Income (Loss)	$ 15,890,262	$ 13,348,373	$ 17,340,931
Other Comprehensive Income / (Loss):
Unrealized gains (losses)	4,658,116	12,972,947	(6,903,069)
Income tax (provision) benefit	(989,588)	(2,696,204)	1,415,964
Net unrealized gain (losses)	3,668,528	10,276,743	(5,487,105)
Reclassification of (gains)/losses to Net Income (Loss)	16,447	269,918	293,029
Other Comprehensive Income (Loss), Net of Tax	3,652,081	10,006,825	(5,780,134)
Total Comprehensive Income	$ 19,542,343	$ 23,355,198	$ 11,560,797